Consolidated Statement Of Cash Flows (USD $)	9 Months Ended
Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (1,141,000)
Depreciation	18,000
Accounts receivable	(3,000)
Prepaid expenses	(11,000)
Accrued liabilities	48,000
Due to related parties	907,000
Net cash used in operating activities	(190,000)
Cash flows from investing activities:
Investment in real estate	(3,279,000)
Net cash used in investing activities	(3,279,000)
Cash flows from financing activities:
Reimbursement of deferred offering costs – related party	(100,000)
Proceeds from issuance of convertible stock	1,000
Proceeds from issuance of common stock	4,166,000
Payments of offering costs – related party	(67,000)
Net cash provided by financing activities	4,000,000
Net change in cash	531,000
Cash, beginning of period	0
Cash, end of period	531,000
Supplemental schedule of non-cash financing activities:
Deferred offering costs paid by related party	1,968,000
Deferred offering costs recognized in accrued liabilities	31,000
Note payable relating to prepaid D&O Insurance	218,000
Principal payments on note payable paid by related party	64,000
Fixed assets acquired included in amount due to related party	$ 84,000